STABLE VALUE FUND (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract
The Plan’s total investment in synthetic GICs held in the Fund as of December 31, 2025 and 2024, respectively, was as follows:

2025	Wrap/GIC Provider Credit Rating	Value
Synthetic Guaranteed Investment Contracts at Contract Value:
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – RGA Capital Markets wrap contract	AA-/A1	$44,225,307
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Met Tower Life wrap contract	AA-/Aa3	44,176,371
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Pacific Life Insurance Company wrap contract	AA-/Aa3	44,097,194
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Voya wrap contract	A+/A2	44,095,123
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Prudential Insurance Company wrap contract	AA-/Aa3	43,810,801
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Nationwide Life Insurance wrap contract	A+/A1	41,185,935
Total Synthetic Guaranteed Investment Contracts at Contract Value		261,590,731

Short-term Investments at Fair Value:
State Street Government Short Term Investment Fund		12,447,260
Total		$274,037,991

2024	Wrap/GIC Provider Credit Rating	Value
Synthetic Guaranteed Investment Contracts at Contract Value:
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Met Tower Life wrap contract	AA-/Aa3	$46,379,294
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – RGA Capital Markets wrap contract	AA-/A1	46,315,326
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Voya wrap contract	A+/A2	46,220,121
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Pacific Life Insurance Company wrap contract	AA-/Aa3	46,179,289
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Prudential Insurance Company wrap contract	AA-/Aa3	45,999,239
IGT Dodge & Cox A Or Better Core Fund, IGT Invesco A Or Better Core Fixed Income Fund, IGT Invesco High Quality Short-term Bond Fund, IGT Invesco A Or Better Intermediate Fund, IGT Jennison A Or Better Intermediate Fund, IGT Loomis Sayles A Or Better Core Fixed Income Fund, IGT Loomis Sayles A Or Better Intermediate Fund, IGT PIMCO A Or Better Core Fixed Income Fund, IGT PIMCO A Or Better Intermediate Fund – Nationwide Life Insurance wrap contract	A+/A1	43,230,954
Total Synthetic Guaranteed Investment Contracts at Contract Value		274,324,223

Short-term Investments at Fair Value:
State Street Government Short Term Investment Fund		7,737,923
Total		$282,062,146